UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

January 31, 2010                                                     (Unaudited)

LSV CONSERVATIVE VALUE                                                  Value
EQUITY FUND                                             Shares          (000)
----------------------                               ------------   ------------
COMMON STOCK (99.4%)
AEROSPACE & DEFENSE (3.7%)
   Boeing                                                  13,000   $        788
   General Dynamics                                        20,200          1,350
   L-3 Communications Holdings                             14,100          1,175
   Northrop Grumman                                        27,600          1,562
   Raytheon                                                22,200          1,164
   Tyco International                                      22,800            808
                                                                    ------------
                                                                           6,847
                                                                    ------------
AGRICULTURAL OPERATIONS (0.7%)
   Archer-Daniels-Midland                                  45,500          1,364
                                                                    ------------
AGRICULTURAL PRODUCTS (1.1%)
   Bunge                                                   12,800            752
   Corn Products International                             18,000            512
   Fresh Del Monte Produce*                                34,000            691
                                                                    ------------
                                                                           1,955
                                                                    ------------
AIRCRAFT (0.6%)
   Honeywell International                                 14,300            553
   Lockheed Martin                                          8,000            596
                                                                    ------------
                                                                           1,149
                                                                    ------------
APPAREL RETAIL (0.4%)
   Gap                                                     35,900            685
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS (1.5%)
   Ameriprise Financial                                    36,600          1,400
   Bank of New York Mellon                                 46,700          1,358
                                                                    ------------
                                                                           2,758
                                                                    ------------
AUTOMOTIVE (0.4%)
   Ford Motor*                                             58,400            633
                                                                    ------------
BANKS (9.6%)
   Bank of America                                        317,300          4,817
   BB&T                                                    20,800            580
   Comerica                                                24,800            856
   JPMorgan Chase                                         124,000          4,829
   Keycorp                                                 32,200            231
   PNC Financial Services
    Group                                                  17,400            964
   Regions Financial                                      109,300            694
   SunTrust Banks                                          13,100            319
   US Bancorp                                              31,700            795
   Wells Fargo                                            119,700          3,403
   Zions Bancorporation                                    28,000            531
                                                                    ------------
                                                                          18,019
                                                                    ------------
BIOTECHNOLOGY (0.8%)
   Amgen*                                                   8,700            509
   Biogen Idec*                                            18,400            989
                                                                    ------------
                                                                           1,498
                                                                    ------------
CABLE & SATELLITE (2.1%)
   Comcast, Cl A                                          152,700          2,417

                                                                        Value
                                                        Shares          (000)
                                                     ------------   ------------
CABLE & SATELLITE (CONTINUED)
   Time Warner Cable, Cl A                                 33,600   $      1,465
                                                                    ------------
                                                                           3,882
                                                                    ------------
CHEMICALS (1.1%)
   Ashland                                                 15,000            606
   Eastman Chemical                                        10,500            594
   Lubrizol                                                11,100            818
                                                                    ------------
                                                                           2,018
                                                                    ------------
COMMERCIAL PRINTING (0.4%)
   RR Donnelley & Sons                                     40,500            803
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL (0.7%)
   Best Buy                                                20,100            737
   RadioShack                                              30,800            601
                                                                    ------------
                                                                           1,338
                                                                    ------------
COMPUTERS & SERVICES (3.3%)
   Computer Sciences*                                      15,100            775
   Dell*                                                   50,900            657
   Hewlett-Packard                                         35,500          1,671
   International Business Machines                          9,400          1,150
   NCR*                                                    40,500            485
   Seagate Technology                                      51,100            855
   Western Digital*                                        17,300            657
                                                                    ------------
                                                                           6,250
                                                                    ------------
CONSTRUCTION & ENGINEERING (0.3%)
   KBR                                                     28,800            539
                                                                    ------------
CONSUMER DISCRETIONARY (1.0%)
   Kimberly-Clark                                          14,400            855
   Procter & Gamble                                        15,900            979
                                                                    ------------
                                                                           1,834
                                                                    ------------
CONSUMER PRODUCTS (0.5%)
   Hasbro                                                  12,200            373
   Polaris Industries                                      13,700            605
                                                                    ------------
                                                                             978
                                                                    ------------
DIVERSIFIED MANUFACTURING (0.4%)
   SPX                                                     13,200            719
                                                                    ------------
DIVERSIFIED REIT'S (0.2%)
   Liberty Property Trust                                  14,800            450
                                                                    ------------
DRUG RETAIL (0.9%)
   CVS Caremark                                            28,700            929
   Walgreen                                                21,500            775
                                                                    ------------
                                                                           1,704
                                                                    ------------
ELECTRICAL SERVICES (7.8%)
   Alliant Energy                                          25,800            805
   Ameren                                                  25,800            659
   American Electric Power                                 45,200          1,566
   DTE Energy                                              26,300          1,106
   Edison International                                    32,000          1,066
   Exelon                                                  29,200          1,332

SCHEDULE OF INVESTMENTS

January 31, 2010                                                     (Unaudited)

LSV CONSERVATIVE VALUE                                                  Value
EQUITY FUND                                             Shares          (000)
----------------------                               ------------   ------------
ELECTRICAL SERVICES (CONTINUED)
   General Electric                                       308,200   $      4,956
   NiSource                                                54,900            783
   OGE Energy                                                 900             33
   Pinnacle West Capital                                   25,300            906
   SCANA                                                   14,300            509
   Sempra Energy                                           20,100          1,020
                                                                    ------------
                                                                          14,741
                                                                    ------------
FINANCIAL SERVICES (3.3%)
   Capital One Financial                                   32,200          1,187
   Citigroup                                              427,100          1,418
   GFI Group                                               54,800            267
   Goldman Sachs Group                                     12,600          1,874
   Morgan Stanley                                          52,100          1,395
                                                                    ------------
                                                                           6,141
                                                                    ------------
FOOD, BEVERAGE & TOBACCO (2.4%)
   Coca-Cola Enterprises                                   40,500            818
   ConAgra Foods                                           52,000          1,182
   Reynolds American                                       20,100          1,069
   Sara Lee                                                68,700            832
   Supervalu                                               33,400            491
   Universal                                                2,400            109
                                                                    ------------
                                                                           4,501
                                                                    ------------
GAS/NATURAL GAS (0.8%)
   AGL Resources                                           20,700            730
   Atmos Energy                                            30,700            848
                                                                    ------------
                                                                           1,578
                                                                    ------------
HEALTH CARE DISTRIBUTORS (0.6%)
   McKesson                                                18,400          1,082
                                                                    ------------
HEALTH CARE EQUIPMENT (0.3%)
   Medtronic                                               12,900            553
                                                                    ------------
HOTELS & LODGING (0.6%)
   Wyndham Worldwide                                       50,000          1,050
                                                                    ------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.6%)
   Whirlpool                                               15,700          1,180
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   Mirant*                                                 37,600            529
                                                                    ------------
INSURANCE (9.2%)
   ACE                                                     15,500            764
   Aetna                                                   34,600          1,037
   Allstate                                                57,300          1,715
   Aspen Insurance Holdings                                18,800            501
   Assurant                                                16,000            503
   Chubb                                                   34,500          1,725
   CIGNA                                                    3,100            105
   Cincinnati Financial                                    28,000            739
   Hartford Financial Services Group                       25,100            602
   Lincoln National                                         8,800            216
   MetLife                                                 16,400            579

                                                                        Value
                                                        Shares          (000)
                                                     ------------   ------------
INSURANCE (CONTINUED)
   Prudential Financial                                    21,000   $      1,050
   Torchmark                                               12,900            579
   Travelers                                               34,200          1,733
   UnitedHealth Group                                      51,000          1,683
   Unum Group                                              67,100          1,313
   WellPoint*                                              37,400          2,383
                                                                    ------------
                                                                          17,227
                                                                    ------------
IT CONSULTING & OTHER SERVICES (0.3%)
   SAIC*                                                   30,600            561
                                                                    ------------
METAL & GLASS CONTAINERS (0.6%)
   Ball                                                    10,500            533
   Owens-Illinois*                                         20,600            561
                                                                    ------------
                                                                           1,094
                                                                    ------------
MORTGAGE REIT'S (0.4%)
   Annaly Capital Management                               39,300            683
                                                                    ------------
MOTORCYCLE MANUFACTURERS (0.3%)
   Harley-Davidson                                         23,600            537
                                                                    ------------
MULTIMEDIA (1.1%)
   Time Warner                                             41,900          1,150
   Walt Disney                                             33,000            975
                                                                    ------------
                                                                           2,125
                                                                    ------------
OFFICE ELECTRONICS (0.7%)
   Xerox                                                  148,800          1,297
                                                                    ------------
OFFICE EQUIPMENT (0.6%)
   Pitney Bowes                                            38,300            801
   Steelcase, Cl A                                         33,600            238
                                                                    ------------
                                                                           1,039
                                                                    ------------
OFFICE REIT'S (0.2%)
   Duke Realty                                             33,400            378
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES (1.3%)
   Helix Energy Solutions Group*                           46,900            497
   National Oilwell Varco                                  26,300          1,076
   Tidewater                                               16,700            782
                                                                    ------------
                                                                           2,355
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION (1.2%)
   Overseas Shipholding Group                              11,900            531
   Southern Union                                          28,800            634
   Williams                                                54,600          1,138
                                                                    ------------
                                                                           2,303
                                                                    ------------
PAPER PACKAGING (0.9%)
   Rock-Tenn, Cl A                                         13,900            593
   Sealed Air                                              37,600            746
   Sonoco Products                                         16,200            450
                                                                    ------------
                                                                           1,789
                                                                    ------------

SCHEDULE OF INVESTMENTS

January 31, 2010                                                     (Unaudited)

LSV CONSERVATIVE VALUE                                                  Value
EQUITY FUND                                             Shares          (000)
----------------------                               ------------   ------------
PETROLEUM & FUEL PRODUCTS (14.3%)
   Apache                                                   8,900   $        879
   Chevron                                                 85,000          6,130
   Cimarex Energy                                          11,800            581
   ConocoPhillips                                          69,800          3,350
   Diamond Offshore Drilling                                6,200            568
   Exxon Mobil                                            128,900          8,305
   Marathon Oil                                            53,000          1,580
   Murphy Oil                                              19,200            981
   Noble                                                   19,500            786
   Occidental Petroleum                                    15,600          1,222
   Patterson-UTI Energy                                    31,000            476
   Rowan                                                   28,100            604
   Sunoco                                                   7,500            188
   Tesoro                                                  31,300            391
   Valero Energy                                           36,300            669
                                                                    ------------
                                                                          26,710
                                                                    ------------
PETROLEUM REFINING (0.6%)
   Devon Energy                                            18,400          1,231
                                                                    ------------
PHARMACEUTICALS (7.8%)
   Abbott Laboratories                                     16,700            884
   Eli Lilly                                               53,400          1,880
   Forest Laboratories*                                    31,800            943
   Johnson & Johnson                                       30,700          1,930
   King Pharmaceuticals*                                   10,000            120
   Merck                                                   60,200          2,298
   Pfizer                                                 316,435          5,905
   Watson Pharmaceuticals*                                 18,700            717
                                                                    ------------
                                                                          14,677
                                                                    ------------
PRINTING & PUBLISHING (0.9%)
   Gannett                                                 41,500            670
   Jarden                                                  21,100            643
   Lexmark International, Cl A*                            17,800            459
                                                                    ------------
                                                                           1,772
                                                                    ------------
REINSURANCE (1.1%)
   Everest Re Group                                         7,900            677
   Montpelier Re Holdings                                  39,600            669
   Reinsurance Group of America, Cl A                       2,900            141
   Validus Holdings                                        25,192            668
                                                                    ------------
                                                                           2,155
                                                                    ------------
RETAIL (2.2%)
   Brinker International                                   19,900            325
   Cracker Barrel Old Country Store                        11,000            407
   Kroger                                                  33,400            716
   PetSmart                                                34,400            886
   Safeway                                                 46,600          1,046
   Sears Holdings*                                          9,300            867
                                                                    ------------
                                                                           4,247
                                                                    ------------
SEMI-CONDUCTORS/INSTRUMENTS (2.4%)
   Intel                                                  125,600          2,437
                                                                    ------------

                                                     Shares/ Face      Value
                                                     Amount (000)      (000)
                                                     ------------   ------------
SEMI-CONDUCTORS/INSTRUMENTS (CONTINUED)
   Micron Technology*                                     106,500   $        929
   Tyco Electronics                                        42,700          1,062
                                                                    ------------
                                                                           4,428
                                                                    ------------
SPECIALIZED REIT'S (0.3%)
   Hospitality Properties Trust                            25,100            555
                                                                    ------------
STEEL & STEEL WORKS (0.3%)
   Alcoa                                                   40,500            515
                                                                    ------------
TELEPHONES & TELECOMMUNICATIONS (5.7%)
   AT&T                                                   235,600          5,975
   Harris                                                  19,500            837
   Verizon Communications                                 128,900          3,792
                                                                    ------------
                                                                          10,604
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   Sprint Nextel*                                         123,900            407
   Telephone & Data Systems                                24,000            757
                                                                    ------------
                                                                           1,164
                                                                    ------------
   TOTAL COMMON STOCK
   (Cost $231,685)                                                       186,224
                                                                    ------------
REPURCHASE AGREEMENT (0.5%)
   Morgan Stanley
      0.040%, dated 01/29/10, to be repurchased on
      02/01/10, repurchase price $870,449
      (collateralized by U.S. Treasury Note, par
      value $888,423, 1.375%, 01/15/13, with total
      market value 887,856)                          $        870            870
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (Cost $870)                                                               870
                                                                    ------------
TOTAL INVESTMENTS - 99.9%
   (Cost $231,463) +                                                $    187,094
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $187,308(000).

*    NON-INCOME PRODUCING SECURITY.

CL   - CLASS

REIT - REAL ESTATE INVESTMENT TRUST

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $232,555(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $13,412(000) AND $(58,873)(000) RESPECTIVELY.

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

LSV-QH-002-0700

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: March 29, 2010